Goodwill - Annual Impairment Test of Five CGU's (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Beginning balance	$ 31,712
Net carrying amount	79,634	$ 31,712
Cash Generating Units
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Beginning balance	31,712	21,523
Business acquisition	47,161	9,794
Foreign currency translation adjustment	761	395
Net carrying amount	79,634	31,712
Cash Generating Units | Canada
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Beginning balance	20,060	20,060
Net carrying amount	20,060	20,060
Cash Generating Units | ADT
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Beginning balance	9,794
Business acquisition		9,794
Net carrying amount	9,794	9,794
Cash Generating Units | France
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Beginning balance	1,858	1,463
Foreign currency translation adjustment	(22)	395
Net carrying amount	1,836	$ 1,858
Cash Generating Units | US | EPM US
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Business acquisition	35,066
Foreign currency translation adjustment	582
Net carrying amount	35,648
Cash Generating Units | US | ERP US
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Business acquisition	12,095
Foreign currency translation adjustment	201
Net carrying amount	$ 12,296